Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Beverages (24.2%)
	Coca-Cola Co.	11,726,499	605,087
	PepsiCo Inc.	3,996,135	576,362
*	Monster Beverage Corp.	1,236,737	104,851
	Constellation Brands Inc. Class A	508,867	104,745
	Brown-Forman Corp. Class B	952,747	76,849
*	Boston Beer Co. Inc. Class A	38,236	35,592
	Molson Coors Beverage Co. Class B	600,487	27,622
	Keurig Dr Pepper Inc.	539,086	16,415
*,^	National Beverage Corp.	82,614	8,099
	Coca-Cola Consolidated Inc.	27,911	7,304
	MGP Ingredients Inc.	78,848	3,439
*,^	NewAge Inc.	680,220	2,333
*	Celsius Holdings Inc.	18,541	598
			1,569,296
Food & Staples Retailing (20.9%)
	Walmart Inc.	4,069,397	621,763
	Costco Wholesale Corp.	760,342	297,879
	Sysco Corp.	1,553,241	110,731
	Walgreens Boots Alliance Inc.	2,419,162	91,952
	Kroger Co.	2,594,356	85,614
	Casey's General Stores Inc.	133,358	24,228
*	US Foods Holding Corp.	704,531	22,179
*	BJ's Wholesale Club Holdings Inc.	469,249	19,235
*	Performance Food Group Co.	415,411	18,021
*	Sprouts Farmers Market Inc.	522,778	11,067
	PriceSmart Inc.	113,872	9,256
*	United Natural Foods Inc.	369,836	6,380
*	Chefs' Warehouse Inc.	251,811	5,803
*,^	Rite Aid Corp.	439,463	5,801
	Weis Markets Inc.	111,997	5,334
	SpartanNash Co.	275,166	5,195
	Ingles Markets Inc. Class A	121,668	4,573
	Andersons Inc.	176,042	4,001
	Village Super Market Inc. Class A	99,540	2,305
*	Grocery Outlet Holding Corp.	40,925	1,581
*	HF Foods Group Inc.	79,730	619
			1,353,517
Food Products (18.6%)
	Mondelez International Inc. Class A	4,337,063	249,164
	General Mills Inc.	1,800,401	109,500
	Archer-Daniels-Midland Co.	1,767,039	87,946
	Kraft Heinz Co.	2,046,927	67,426
	Hershey Co.	454,419	67,204
	Tyson Foods Inc. Class A	914,062	59,597

Conagra Brands Inc.	1,573,358	57,522
McCormick & Co. Inc.	301,232	56,324
Kellogg Co.	801,483	51,223
Hormel Foods Corp.	927,256	43,748
J M Smucker Co.	354,149	41,506
Lamb Weston Holdings Inc.	468,191	33,888
* Darling Ingredients Inc.	697,855	33,692
Bunge Ltd.	462,154	27,216
* Freshpet Inc.	196,495	26,896
Campbell Soup Co.	406,589	20,338
* Post Holdings Inc.	212,048	20,030
Ingredion Inc.	229,770	17,727
Flowers Foods Inc.	670,311	14,874
* Hain Celestial Group Inc.	380,538	14,651
Lancaster Colony Corp.	77,095	13,055
Sanderson Farms Inc.	93,010	12,717
J&J Snack Foods Corp.	64,723	9,410
* TreeHouse Foods Inc.	207,874	8,550
* Simply Good Foods Co.	393,247	8,549
B&G Foods Inc.	308,406	8,540
* Hostess Brands Inc. Class A	596,841	8,087
* Cal-Maine Foods Inc.	181,548	7,104
Calavo Growers Inc.	88,850	6,364
* Pilgrim's Pride Corp.	310,609	5,867
Tootsie Roll Industries Inc.	154,659	4,790
Fresh Del Monte Produce Inc.	179,282	4,552
John B Sanfilippo & Son Inc.	57,392	4,259
* Landec Corp.	307,022	3,178
* Beyond Meat Inc.	5,394	755
Limoneira Co.	39,716	581
* Farmer Bros Co.	24,594	109
		1,206,939
Household Products (24.2%)
Procter & Gamble Co.	7,194,941	999,161
Colgate-Palmolive Co.	2,478,211	212,234
Kimberly-Clark Corp.	1,060,473	147,734
Clorox Co.	393,308	79,826
Church & Dwight Co. Inc.	806,481	70,785
WD-40 Co.	67,053	17,052
Spectrum Brands Holdings Inc	197,705	13,213
Energizer Holdings Inc.	251,906	10,552
* Central Garden & Pet Co. Class A	269,457	9,940
* Central Garden & Pet Co.	114,649	4,591
Reynolds Consumer Products Inc.	20,260	615
		1,565,703
Personal Products (3.9%)
Estee Lauder Cos. Inc. Class A	674,437	165,453
* Herbalife Nutrition Ltd.	436,687	20,922
Medifast Inc.	94,096	19,209
Nu Skin Enterprises Inc. Class A	230,497	11,873
* Edgewell Personal Care Co.	236,536	8,220
Coty Inc. Class A	1,076,082	7,737
Inter Parfums Inc.	142,058	7,715
* elf Beauty Inc.	257,893	5,606
* USANA Health Sciences Inc.	73,339	5,514

* BellRing Brands Inc. Class A		28,501	581
			252,830
Tobacco (7.8%)
Philip Morris International Inc.		3,751,423	284,170
Altria Group Inc.		5,207,507	207,415
Vector Group Ltd.		631,992	7,104
Universal Corp.		122,454	5,573
Turning Point Brands Inc.		23,260	908
			505,170
Total Common Stocks (Cost $5,536,521)			6,453,455
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1,2 Vanguard Market Liquidity Fund (Cost $29,605)	0.109%	296,082	29,608
Total Investments (100.1%) (Cost $5,566,126)			6,483,063
Other Assets and Liabilities—Net (-0.1%)			(7,016)
Net Assets (100%)			6,476,047
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,719,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $9,849,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Campbell Soup Co.	2/2/21	GSI	(8,195)	0.143	21	—
McCormick & Co. Inc.	2/2/21	GSI	(12,831)	0.143	209	—
					230	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap cont racts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the ris k associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,453,455	—	—	6,453,455
Temporary Cash Investments	29,608	—	—	29,608
Total	6,483,063	—	—	6,483,063
Derivative Financial Instruments
Assets
Swap Contracts	—	230	—	230